Equity incentive plan (Details- RSUs Activity) - shares	7 Months Ended	12 Months Ended
	Aug. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance	3,084,650	3,017,191	2,848,050
Options granted		214,642	176,117
Options granted	14,499	147,183	6,976
Options Forfeited	14,499	147,183	6,976
Options vested	3,070,151	2,886,439
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Forfeited	9,353,216
Restricted Stock Units (RSUs) [Member] | Merger Consummation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance
Options vested	970,389
Restricted Stock Units (RSUs) [Member] | Phantom Unit Exchanges [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	970,389
Options granted
Restricted Stock Units (RSUs) [Member] | Morris Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	4,821,358
Restricted Stock Units (RSUs) [Member] | Management Rollover Consideration [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	3,561,469